Intangible Assets (Details) - Schedule of total intangible assets - Brands [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 5,783	$ 5,783
Accumulated Amortization	(1,331)	(762)
Net Balance	$ 4,452	$ 5,021